Income Taxes - Additional Information (Details) (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income tax [abstract]
Income tax expense	$ 1,666	$ 1,420
Effective tax rate	20.20%	28.90%